Deferred Income Tax Assets/Liabilities - Summary of Changes in Deferred Income Tax Assets and Liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets Valuation of Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ 158	$ 77,327
Charge to Income	(158)	(77,169)
Ending balance		158
Deferred Tax Assets Derivate Instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge to Income	17,092
Ending balance	17,092
Deferred Tax Assets Loans and Other Financing [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	16,961,608	6,458,491
Charge to Income	(418,327)	10,503,117
Ending balance	16,543,281	16,961,608
Deferred Tax Assets Tax Loss Carry-forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	472,129	100,550
Charge to Income	423,566	371,579
Ending balance	895,695	472,129
Deferred Tax Assets Other Non-financial Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	45,174	23,340
Charge to Income	(33,362)	21,834
Ending balance	11,812	45,174
Deferred Tax Assets Other Financial Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,809
Charge to Income	(2,809)	2,809
Ending balance		2,809
Deferred Tax Assets Subordinated Negotiable Obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	10,663
Charge to Income	(10,663)	10,663
Ending balance		10,663
Deferred Tax Assets Allowance for Impairment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		14,401
Charge to Income		(14,401)
Deferred Tax Assets Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,188,513	3,570,300
Charge to Income	(928,406)	(2,381,787)
Ending balance	260,107	1,188,513
Deferred Tax Assets Other Non-financial Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	616,429	930,430
Charge to Income	425,647	(314,001)
Ending balance	1,042,076	616,429
Deferred Tax Assets Foreign Currency Exchange Difference [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge to Income	14,341
Ending balance	14,341
Deferred Tax Assets Inflation Adjustment Deferral [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	17,537,474	11,946,143
Charge to Income	(511,624)	5,591,331
Others	10,578,421
Ending balance	6,447,429	17,537,474
Deferred Tax Assets Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	325,620	135,592
Charge to Income	(212,997)	190,028
Ending balance	112,623	325,620
Deferred Tax Assets Gross [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	37,160,577	23,256,574
Charge to Income	(1,237,700)	13,904,003
Others	10,578,421
Ending balance	25,344,456	37,160,577
Deferred Tax Assets Subsidiaries With Net Liability Position [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(23,254,928)	(17,488,512)
Charge to Income	2,196,867	(5,766,416)
Ending balance	(21,058,061)	(23,254,928)
Deferred Tax Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	13,905,649	5,768,062
Charge to Income	959,167	8,137,587
Others	10,578,421
Ending balance	4,286,395	13,905,649
Deferred Tax Liabilities Valuation of Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,968,609)	(43,144)
Charge to Income	582,204	(1,925,465)
Ending balance	(1,386,405)	(1,968,609)
Deferred Tax Liabilities Other Financial Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(37,924)	(107,223)
Charge to Income	(113,708)	69,299
Ending balance	(151,632)	(37,924)
Deferred Tax Liabilities Property, Plant and Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(17,099,811)	(15,613,004)
Charge to Income	(1,251,247)	(1,486,807)
Ending balance	(18,351,058)	(17,099,811)
Deferred Tax Liabilities Intangible Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,992,949)	(1,502,460)
Charge to Income	(1,597,299)	(2,490,489)
Ending balance	(5,590,248)	(3,992,949)
Deferred Tax Liabilities Other Non-financial Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(275,122)	(1,273,139)
Charge to Income	60,103	998,017
Ending balance	(215,019)	(275,122)
Deferred Tax Liabilities Non-current Assets Held for Sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(3,172,947)
Charge to Income		3,172,947
Deferred Tax Liabilities Other Financial Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(52,340)	(52,340)
Charge to Income	(84,520)
Ending balance	(136,860)	(52,340)
Deferred Tax Liabilities Subordinated Negotiable Obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(24,216)	(24,216)
Charge to Income	24,216
Ending balance		(24,216)
Deferred Tax Liabilities Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(224,154)
Charge to Income	(651,084)	224,154
Ending balance	(651,084)
Deferred Tax Liabilities Other Non-financial Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(616)	(27,437)
Charge to Income	616	26,821
Ending balance		(616)
Deferred Tax Liabilities Foreign Currency Exchange Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,660)	(6,062)
Charge to Income	3,660	2,402
Ending balance		(3,660)
Deferred Tax Liabilities Inflation Adjustment Deferral [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(5,759)
Charge to Income	78	(5,759)
Ending balance	(5,681)	(5,759)
Deferred Tax Liabilities Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(608)	(1,659)
Charge to Income	(60)	1,051
Ending balance	(668)	(608)
Deferred Tax Liabilities Foreign Gross [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(23,461,614)	(22,047,785)
Charge to Income	(3,027,041)	(1,413,829)
Ending balance	(26,488,655)	(23,461,614)
Deferred Tax Liabilities Subsidiaries With Net Asset Position [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	23,254,928	17,488,512
Charge to Income	(2,196,867)	5,766,416
Ending balance	21,058,061	23,254,928
Deferred Tax Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(206,686)	(4,559,273)
Charge to Income	(5,223,908)	4,352,587
Ending balance	$ (5,430,594)	$ (206,686)